Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplement cash flow information

	Six Months Ended
	March 31,
	2015	2014
	(in thousands)

Capital expenditures incurred	$679,771	$372,892
Additions incurred prior year but paid for in current period	123,548	29,264
Additions incurred but not paid for as of the end of the period	(39,954)	(45,403)
Capital expenditures per Consolidated Condensed Statements of Cash Flows	$763,365	$356,753

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$5,374	$6,991	$10,711
Income taxes paid	$317,599	$363,326	$144,959